Shareholder Report, Holdings (Details) - Fidelity Multi-Asset Index Fund	Aug. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.20%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%